Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER TAX‑EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022
The date of this Supplement is June 17, 2022.
In addition, effective immediately, the portion of the International Fund’s assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been reduced to 25% from 30%. These assets have been reallocated to other subadvisers.
Also, the benchmark that Parametric seeks to track as part of its investment strategy for the Core Equity Fund will change from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
Lastly, the Tax‑Exempt Bond Fund’s benchmark, the “Barclays Municipal Bond 5 Year (4‑6) Index,” has been renamed the “Bloomberg Municipal Bond 5 Year (4‑6) Index.”
Accordingly, the Prospectus is amended as follows.
1. The third paragraph in the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. OSAM’s strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. Each of AQR and OSAM may rely heavily on quantitative models as part of its investment strategy.
2. “Passive Management Risk” under the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Risks of Investing in the Fund” in the Prospectus is deleted and replaced with the following:
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:
•	The Index declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the Index fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax‑managed strategy in seeking to track the index. During the period in which the Index change is implemented, such tracking error is expected to be significant.
3. The fourth paragraph in the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after‑tax return.
4. All references to “Barclays Municipal Bond 5 Year (4‑6) Index” are replaced with “Bloomberg Municipal Bond 5 Year (4‑6) Index.”

Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022
The date of this Supplement is June 17, 2022.
Also, the benchmark that Parametric seeks to track as part of its investment strategy for the Core Equity Fund will change from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
Accordingly, the Prospectus is amended as follows.
1. The third paragraph in the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. OSAM’s strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. Each of AQR and OSAM may rely heavily on quantitative models as part of its investment strategy.
2. “Passive Management Risk” under the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Risks of Investing in the Fund” in the Prospectus is deleted and replaced with the following:
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:
•	The Index declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the Index fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax‑managed strategy in seeking to track the index. During the period in which the Index change is implemented, such tracking error is expected to be significant.

Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER TAX‑EXEMPT BOND FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022
The date of this Supplement is June 17, 2022.
Lastly, the Tax‑Exempt Bond Fund’s benchmark, the “Barclays Municipal Bond 5 Year (4‑6) Index,” has been renamed the “Bloomberg Municipal Bond 5 Year (4‑6) Index.”
Accordingly, the Prospectus is amended as follows.
4. All references to “Barclays Municipal Bond 5 Year (4‑6) Index” are replaced with “Bloomberg Municipal Bond 5 Year (4‑6) Index.”

CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022
The date of this Supplement is June 17, 2022.
In addition, effective immediately, the portion of the International Fund’s assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been reduced to 25% from 30%. These assets have been reallocated to other subadvisers.
Accordingly, the Prospectus is amended as follows.
3. The fourth paragraph in the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after‑tax return.